Disaggregated revenue and Concentration	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disaggregated revenue and Concentration
Disaggregated revenue and Concentration

Note 12 – Disaggregated revenue and Concentration

During the three and nine months ended September 30, 2025 and 2024, disaggregated revenue was as follows:

	Three Months Ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Products sale	$91,598	$68,542	$1,142,865	$672,829
Product installation service	196,614	38,500	802,367	65,900
	$288,212	$107,042	$1,945,232	$738,729

During the three and nine months ended September 30, 2025 and 2024, customer and supplier concentration (more than 10%) were as follows:

Revenue and accounts receivable

Recurring customers do not represent a material percentage of our revenue and accounts receivable for the three and nine months ended September 30, 2025 and 2024.

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Number of customers (more than 10% revenue)	6	4	1	3
Total revenue of top 5 customers	79.6%	82.1%	37.9%	95.5%

	September 30,	December 31,
	2025	2024
Number of customers (more than 10% of accounts receivable)	2	3
Total % of accounts receivable balance (more than 10%)	67.0%	86.3%

Purchases and accounts payable

	Percentage of Purchases		Percentage of Purchases		Percentage of
	For three months ended		For nine months ended		Accounts payable for purchase
	September 30,		September 30,		September 30,	December 31
	2025	2024	2025	2024	2025	2024
Supplier A	-	62.8%	32.5%	33.8%	-	-
Supplier B	3.7%	9.6%	4.9%	8.4%	4.9%	74.5%
Supplier C	-	0.8%	-	27.8%	-	-
Supplier D	41.9%	2.0%	7.0%	8.3%	59.1%	-
Supplier E	-	-	13.6%	-	-	-
Supplier F	-	18.5%	3.2%	10.0%	-	100.0%
Supplier G	13.2%	-	19.1%	-	-	-
Supplier H	17.9%	-	3.3%	-	-	-

Total (as a group)	76.7%	93.7%	83.5%	88.4%	64.0%	174.5%

To reduce risk, the Company closely monitors the amounts due from its customers and assesses the financial strength of its customers through a variety of methods that include, but are not limited to, engaging directly with customer operations and leadership personnel, visiting customer locations to observe operating activities, and assessing customer longevity and reputation in the marketplace. As a result, the Company believes that its accounts receivable credit risk exposure is limited.

Note 15 – Disaggregated revenue and Concentration

During years ended December 31, 2024 and 2023, disaggregated revenue was as follows:

	Years Ended
	December 31,
	2024	2023
Products sale	$626,389	$452,285
Product installation service	181,983	68,360
	$808,372	$520,645

During years ended December 31, 2024 and 2023, customer and supplier concentrations (more than 10%) were as follows:

Revenue and accounts receivable

	Percentage of Revenue		Percentage of
	For Year Ended		Accounts Receivable
	December 31		December 31	December 31
	2024	2023	2024	2023
Customer A	30.20%	-	-	-
Customer B	13.68%	-	21.08%	-
Customer C	10.30%	-	-	-
Customer D	19.55%	32.65%	49.77%	39.77%
Customer E	-	44.19%	-	53.82%
Customer F	5.79%	-	15.44%	-
Total (as a group)	79.52%	76.84%	86.29%	93.59%

Purchase and accounts payable

	Percentage of Purchase		Percentage of
	For Year Ended		Accounts payable for purchase
	December 31		December 31	December 31
	2024	2023	2024	2023
Supplier A	33.09%	77.01%	-	-
Supplier B	12.25%	-	74.46%	-
Supplier C	23.80%	-	-	-
Supplier D	8.25%	4.41%	25.54%	-
Total (as a group)	77.39%	81.42%	100.00%	-

To reduce risk, the Company closely monitors the amounts due from its customers and assesses the financial strength of its customers through a variety of methods that include, but are not limited to, engaging directly with customer operations and leadership personnel, visiting customer locations to observe operating activities, and assessing customer longevity and reputation in the marketplace. As a result, the Company believes that its accounts receivable credit risk exposure is limited.